ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of Accrued expenses and other current liabilities

	December 31,
	2020	2021
	RMB’000	RMB’000	US$’000

Advance from customers	17,836	17,954	2,817
Other accrued expenses	69,186	102,679	16,113
Other tax payables	7,973	9,648	1,514

	94,995	130,281	20,444